JPMorgan SmartRetirement 2050 Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement 2050 Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,407
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,118
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	209
Expense Example, with Redemption, 5 Years	366
Expense Example, with Redemption, 10 Years	821
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	279
Expense Example, with Redemption, 10 Years	627
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	228
Expense Example, with Redemption, 10 Years	$ 516